Consolidated Statements of Shareholders' Equity (Deficiency) - CAD	Capital Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance at Nov. 30, 2013	CAD 11,721,152	CAD 23,619,055	CAD 284,421	CAD (41,579,701)	CAD (5,955,073)
Balance (in Shares) at Nov. 30, 2013	21,430,611
Share issuance cost and cost adjustments	CAD (811,887)				(811,887)
Stock options to employees		1,748,607			1,748,607
Reclass of conversion option in convertible debenture (Note 7)		728,950			728,950
DSU's to non-management board members		20,807			20,807
Shares issued for options exercised	CAD 168,693	(51,709)			CAD 116,984
Shares issued for options exercised, shares (in Shares)	48,000				48,000
Proceeds from at-the-market financing (Note 10)	CAD 6,571,673				CAD 6,571,673
Proceeds from at-the-market financing (Note 10) (in Shares)	1,689,500
Issuance of shares on exercise of warrants	CAD 1,291,436	(510,216)			781,220
Issuance of shares on exercise of warrants, shares (in Shares)	288,500
Modification of convertible debt (Note 7)		126,414			126,414
Net loss				(3,856,353)	(3,856,353)
[us-gaap:StockholdersEquity] at Nov. 30, 2014	CAD 18,941,067	31,119,930	284,421	(45,436,054)	4,909,364
Balance (in Shares) at Nov. 30, 2014	23,456,611
Share issuance cost and cost adjustments	CAD (78,166)				(78,166)
Stock options to employees		417,818			417,818
DSU's to non-management board members		29,056			29,056
Shares issued for options exercised	CAD 300,689	(132,907)			CAD 167,962
Shares issued for options exercised, shares (in Shares)	91,000				91,000
Proceeds from at-the-market financing (Note 10)	CAD 1,290,168				CAD 1,290,168
Proceeds from at-the-market financing (Note 10) (in Shares)	471,439
Issuance of shares on exercise of warrants	CAD 1,027,304	464,804			562,500
Issuance of shares on exercise of warrants, shares (in Shares)	225,000
Net loss				(7,436,388)	(7,436,388)
[us-gaap:StockholdersEquity] at Nov. 30, 2015	CAD 21,481,242	30,969,093	284,421	(52,872,442)	(137,686)
Balance (in Shares) at Nov. 30, 2015	24,244,050
Share issuance cost and cost adjustments	CAD (1,002,655)	(158,736)			(1,161,391)
Stock options to employees		2,261,444			2,261,444
DSU's to non-management board members		31,628			31,628
Shares issued for options exercised	CAD 87,259	(34,391)			CAD 52,868
Shares issued for options exercised, shares (in Shares)	27,500				27,500
Proceeds from at-the-market financing (Note 10)	CAD 3,469,449				CAD 3,469,449
Proceeds from at-the-market financing (Note 10) (in Shares)	1,471,260
Proceeds from issuance of shares and warrants (Note 10 & 14)	CAD 4,764,777	1,175,190			5,939,967
Proceeds from issuance of shares and warrants (Note 10 & 14)	3,689,270
Issuance of shares on exercise of warrants	CAD 1,030,719	330,066			760,653
Issuance of shares on exercise of warrants, shares (in Shares)	357,912
Modification of convertible debt (Note 7)		102,909			102,909
Net loss				(10,143,577)	(10,143,577)
[us-gaap:StockholdersEquity] at Nov. 30, 2016	CAD 29,830,791	CAD 34,017,071	CAD 284,421	CAD (63,016,019)	CAD 1,116,264
Balance (in Shares) at Nov. 30, 2016	29,789,992